Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 6,839		$ 7,478		$ 6,485
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Loss (gain) from sale of real estate	171		(355)		(1,223)
Gain from sale of real estate—related party					(723)
Gain on early extinguishment of debt					(16,670)
Loss on early extinguishment of debt					4,788
Acquisition related gain	(25,476)		(6,348)		(2,108)
Gain on sale of marketable securities	(4,353)
Depreciation and amortization	4,937		2,825		1,618
Provision for deferred income taxes	(481)		(4,672)		6,158
Amortization of deferred loan costs	1,205		812		262
Amortization of beneficial conversion of convertible subordinated debt					168
Amortization of discount and accretion of premium on issuance of the senior notes payable	5		41
Equity in joint venture income	(21,527)		(12,507)		(10,548)
Accretion of interest income on loan pool participations and notes receivable	(8,107)		(6,692)		(11,855)
Stock compensation expense	8,147		5,055		8,094
Change in assets and liabilities:
Accounts receivable	(881)		(973)		(1,039)
Accounts receivable—related party	(6,767)		(8,945)		(2,784)
Income tax receivable					6,848
Operating distributions from joint ventures	40,427		13,006		5,931
Operating distributions from loan pool participation	18,594		2,395		266
Other assets	(3,120)		(3,849)		1,432
Accounts payable	(36)		207		644
Accrued expenses and other liabilities	1,448		12,093		93
Accrued salaries and benefits	5,737		3,857		6,320
Net cash provided by operating activities	16,762		3,428		2,157
Cash flows from investing activities:
Additions to notes receivable	(167,861)		(6,145)		(25,636)
Settlements of notes receivable	7,074		3,625		8,438
Additions to notes receivable—related party	(17,062)		(35,273)		(5,914)
Settlements of notes receivable—related party	9,093		4,867		8,721
Net proceeds from sale of real estate held for sale					3,639
Net proceeds from sale of real estate—related party					9,548
Net proceeds from sale of real estate	18,733		7,053
Purchases of and additions to real estate	(118,959)		(2,680)		(23,764)
Investment in marketable securities			(32,775)
Short-term investments	(10,000)
Proceeds from sale of marketable securities	34,108
Investing distributions from joint ventures	38,701		23,274		10,177
Contributions to joint ventures	(178,722)		(105,386)		(83,891)
Investing distributions from loan pool participation	58,142		66,418
Contributions to loan pool participation	(72,970)		(130,551)		(16,154)
Net cash used in investing activities	(399,723)		(207,573)		(114,836)
Cash flow from financing activities:
Borrowings under senior notes payable	160,250		249,344
Borrowings under notes payable					4,250
Repayment of notes payable			(24,783)		(5,600)
Borrowings under lines of credit	85,811		74,000		48,250
Repayment of lines of credit	(85,811)		(101,750)		(30,500)
Borrowings under mortgage loans payable	157,739		17,076		20,016
Repayment of mortgage loans payable			(37,577)		(24,735)
Repayment of convertible subordinated debt					(32,550)
Debt issue costs	(7,259)		(7,739)		(644)
Issuance of preferred stock					132,294
Issuance of common stock	106,246		123,100
Repurchase of common stock	(47)		(547)		(11,301)
Repurchase of warrants	(1,610)		(6,132)		(11,500)
Dividends paid	(21,897)	[1]	(11,698)	[1]	(4,533)
Acquisition of noncontrolling interests	(473)
Contributions from noncontrolling interests	400		4,465		10,955
Distributions to noncontrolling interests	(4,931)		(5,142)		(3,242)
Net cash provided by financing activities	388,418		272,617		91,160
Effect of currency exchange rate changes on cash and cash equivalents	(528)		486		10,703
Net change in cash and cash equivalents	4,929		68,958		(10,816)
Cash and cash equivalents, beginning of year	115,926		46,968		57,784
Cash and cash equivalents, end of year	120,855		115,926		46,968
Supplemental disclosure of non-cash investing and financing activities:
Unrealized gain (loss) on marketable securities, net of tax	3,263		(3,198)		6
Accretion of preferred stock issuance costs	44		44		25
Supplemental cash flow information:
Interest	28,717		17,006		8,400
Interest capitalized	2,258		2,716		790
Income taxes	100		30		25
Sale of condo unit with seller back financing [Member]
Supplemental disclosure of non-cash investing and financing activities:
Sale of condo unit with seller back financing	1,193
Acquisitions of property by assumption of mortgage loan and note payable [Member]
Supplemental disclosure of non-cash investing and financing activities:
Acquisitions of property	33,817
Acquisition of properties in lieu of settlement of notes receivable and interest receivable [Member]
Supplemental disclosure of non-cash investing and financing activities:
Acquisitions of property	$ 36,941

[1]	The difference between declared and paid is the amount accrued on the consolidated balance sheets.